Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
LEASES

11. LEASES

Operating Leases

The Company determines, at contract inception, whether or not an arrangement contains a lease.

The Company has operating leases for office, manufacturing and warehouse space, along with office equipment. Amounts recognized as of September 30, 2020 and December 31, 2019 for operating leases were as follows:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Operating lease ROU assets	$2,891,113	$2,199,682
Operating lease liability	$3,020,364	$2,212,548

During the nine months ended September 30, 2020, the Company recognized three months of rent abatement and also applied a portion of a security deposit balance towards two months of future rent for its executive office located at 5000 Quorum Drive, Dallas, TX 75254, resulting in a reduction of the right-of-use asset and lease liability by $151,565. Recognition of the security deposit balance towards two months of future rent also resulted in an increase of the right-of-use asset by $54,148.

As part of the acquisition of the business of Sovereign Plastics transaction on March 6, 2020, the Company assumed a lease for 23,300 square feet of flexible office space with a remaining term of approximately 62 months that will expire on May 30, 2025. A right-of-use asset and lease liability for $1,048,058 was recorded on March 6, 2020. Monthly payments range from $17,600 to $20,903 during the life of the lease. The lease did not include an implicit rate of return; therefore, the Company used an incremental borrowing rate based on other leases with similar terms. The lease agreement has no renewal option.

On August 14, 2020, the Company amended its lease for 5,533 square feet of office space in Jacksonville, Florida, that originally expired on July 31, 2020, to extend the term for an additional 36-months through July 31, 2023. A right-of-use asset and lease liability for $161,328 was recorded on the commencement date of August 1, 2020. Monthly payments range from $4,786 to $5,078 over the extended lease term. The lease did not include an implicit rate of return; therefore, the Company used an incremental borrowing rate. The lease agreement has no renewal option.

On September 17, 2020, the Company entered into a 63-month lease of office equipment. The lease commenced on September 29, 2020 and will expire on December 29, 2025. A right-of-use asset and lease liability for $23,898 was recorded on the commencement date of September 29, 2020. Monthly payments are $529 during the life of the lease, excluding a lease incentive of $1,750 payable at lease commencement. The lease did not include an implicit rate of return; therefore, the Company used an incremental borrowing rate. The renewal periods were not included in the analysis of the right-to-use asset and lease liability as the Company does not consider them to be reasonably certain of being exercised, as comparable equipment could generally be identified for comparable lease rates, without the Company incurring significant costs.

Other information related to the Company's operating leases are as follows:

(Amounts in US$'s)	For the nine months ended September 30, 2020
Operating lease ROU Asset – December 31, 2019	$2,199,682
Increase	1,287,432
Decrease	(151,565)
Amortization	(444,436)
Operating lease ROU Asset – September 30, 2020	$2,891,113

Operating lease liability – December 31, 2019	$2,212,548
Increase	1,233,284
Decrease	(151,565)
Amortization	(273,903)
Operating lease liability – September 30, 2020	$3,020,364

Operating lease liability – short term	$659,789
Operating lease liability – long term	2,360,575
Operating lease liability – total	$3,020,364

The following table presents the weighted-average remaining lease term and weighted average discount rates related to the Company's operating leases as of September 30, 2020 and December 31, 2019, respectively:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Weighted average remaining lease term	4.44 years	4.56 years
Weighted average discount rate	5.99%	6.50%

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the lease liabilities recorded on the Condensed Consolidated Balance Sheet as of September 30, 2020:

(Amounts in US$'s)	Operating Leases

Remainder of 2020	$188,633
2021	805,765
2022	699,255
2023	713,647
2024	641,648
Thereafter	377,459
Total minimum lease payments	3,426,407
Less: effect of discounting	(406,043)
Present value of future minimum lease payments	3,020,364
Less: current obligations under leases	(659,789)
Long-term lease obligations	$2,360,575

Finance Leases

As part of the acquisition of the business of Sovereign Plastics transaction on March 6, 2020, the Company assumed a finance lease for certain equipment with a remaining term of approximately 20 months. The finance lease includes a bargain purchase option of $1 for the equipment at the end of the term on October 1, 2021. A right-of-use asset and lease liability for $18,009 was recorded on March 6, 2020. Monthly payments are $964.76 during the life of the lease, excluding the bargain purchase option. The lease did not include an implicit rate of return; therefore, the Company used an incremental borrowing rate.

On June 11, 2020, the Company entered into a 24-month finance lease for certain equipment. The finance lease includes a bargain purchase option of $1 for the equipment at the end of the term on June 11, 2022. A right-of-use asset and lease liability for $35,562 was recorded on June 11, 2020. Monthly payments are $1,481.69 during the life of the lease, excluding the bargain purchase option. The lease included an implicit rate of return.

On July 19, 2020, the Company entered into a 12-month finance lease for certain equipment, with a commencement date of August 6, 2020. The finance lease transfers ownership of the equipment to the Company at the end of the term on August 6, 2021. A right-of-use asset and lease liability for $28,405 was recorded on August 6, 2020. Monthly payments range from $2,473 to $2,498.66 during the life of the lease. The lease did not include an implicit rate of return; therefore, the Company used an incremental borrowing rate.

Other information related to the Company's finance leases are as follows:

(Amounts in US$'s)	For the nine months ended September 30, 2020
Finance lease ROU Asset – December 31, 2019	$—
Increase	81,976
Amortization	(8,400)
Finance lease ROU Asset – September 30, 2020	$73,576

Finance lease liability – December 31, 2019	$—
Increase	81,976
Interest accretion	1,063
Payment	(13,697)
Finance lease liability – September 30, 2020	$69,342

Finance lease liability – short term	$55,046
Finance lease liability – long term	14,296
Finance lease liability – total	$69,342

The following table presents the weighted-average remaining lease term and weighted average discount rates related to the Company's finance leases as of September 30, 2020 and December 31, 2019, respectively:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Weighted average remaining lease term	1.32 years	—
Weighted average discount rate	4.18%	—%

17. LEASES

As of December 31, 2019, the Company had six operating leases for office and manufacturing space and no financial leases. The impact of ASU 2016-02 on the Company’s Consolidated Balance Sheet beginning January 10, 2019 was from the recognition of ROU assets and lease liabilities for operating leases. Amounts recognized as of January 10, 2019 and December 31, 2019 for operating leases were as follows:

(Amounts in US$’s)	January 10, 2019
ROU assets	$116,876
Lease liability	$116,876

(Amounts in US$’s)	December 31, 2019
ROU assets	$2,199,682
Lease liability	$2,212,548

The Company elected the practical expedient under ASU 2018-11, which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date. Therefore, the Company recognized and measured leases existing at January 10, 2019 (inception date). In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the Consolidated Statement of Operations or beginning retained earnings resulting from the adoption of Topic 842.

Beginning January 10, 2019, operating ROU assets and operating lease liabilities are recognized based on the present value of lease payments, including annual rent increases, over the lease term at commencement date. Operating leases in effect prior to January 10, 2019 were recognized at the present value of the remaining payments on the remaining lease term as of January 10, 2019. As none of the Company’s leases included an implicit rate of return, the Company used its incremental secured borrowing rate based on lease term information available as of the adoption date or lease commencement date in determining the present value of lease payments.

On January 10, 2019, the Company had one operating lease for office space. The Company is leasing 5,533 square feet of office space with monthly payments of $6,316 and an incremental borrowing rate of 5.90%. As of December 31, 2019, the Company had seven months remaining on the lease with a lease liability of $44,588.

During fiscal 2019, the Company entered into the following leases which the Company identified as operating leases:

On March 1, 2019, the Company entered into a 37-month lease for 2,390 square feet of office space. On December 31, 2019, the remaining liability under this agreement was $54,852, payable in amounts ranging from $2,091 to $2,188 per month through March 2022. The lease did not include an implicit rate of return, so the Company used an incremental borrowing rate of 5.5%.

On June 1, 2018, InduraPower entered into a one-year lease on its executive office located at 1668 S. Research Loop in Tucson, Arizona. InduraPower leases 7,432 square feet of a business park. On February 1, 2019, the date InduraPower was acquired, there were five months remaining on the original lease. On June 7, 2019, InduraPower entered into a two-year lease renewal. On December 31, 2019, the remaining liability under this lease was $89,482 payable in amounts ranging from $5,351 to $5,717 per month until June 2021. The lease did not include an implicit rate of return; therefore, the Company used the average interest rate of InduraPower’s debt financings, which is 8.46%. The lease does not have a renewal option.

On June 1, 2019, VEO entered into a five-year lease on its executive office located at 10509 Vista Sorrento Parkway in San Diego, California. VEO leases 3,031 square feet of a business park. On December 31, 2019, the remaining liability under this agreement was $341,200 payable in amounts from $6,800 to $7,654 per month until May 2024. The lease did not include an implicit rate of return and VEO did not have any outstanding debt financing. Therefore, the Company used the average rate of the first two outstanding leases mentioned above, which is 5.70%. The lease has a renewal option of two additional periods of five years each.

On June 12, 2019, DragonWave entered into a two-year lease on office space located at 362 Terry Fox Drive, Ottawa Canada. DragonWave leases 13,541 square feet of a business park with monthly payments of $10,708, in Canadian dollars. On December 31, 2019, the remaining liability under this lease was $173,792. The lease is effective as of July 1, 2019 through June 2021. DragonWave used a 15% interest rate and there is no renewal option.

On December 13, 2019, the Company entered into a 63-month lease on its executive office located at 5000 Quorum Drive, Dallas, TX 75254. The Company is leasing 15,289 square feet of a business park. The lease began on April 1, 2020 and will expire on July 31, 2025. A right-of-use asset and lease liability for $1,540,142 was recorded as of December 13, 2019. Monthly payments will range from $27,074 to $29,622 during the life of the lease. The lease did not include an implicit rate of return; therefore, the Company used the average rate of the first two outstanding leases mentioned above, which is 5.70%. The lease has a renewal option of two additional periods of five years each.

The renewal periods were not included in the analysis of the right-to-use asset and lease liability as the Company does not consider them to be reasonably certain of being exercised, as comparable locations could generally be identified for comparable lease rates, without the Company incurring significant costs.

Other information related to the Company’s operating leases are as follows:

(Amounts in US$’s)	December 31, 2019
ROU Asset – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(217,774)
ROU Asset – December 31, 2019	$2,199,682

Lease liability – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(204,908)
Lease liability – December 31, 2019	$2,212,548

Lease liability – short term	$467,979
Lease liability – long term	1,744,569
Lease liability – total	$2,212,548

As of December 31, 2019, the Company’s operating leases had a weighted-average remaining lease term of 4.56 years and a weighted average discount rate of 6.50%.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the lease liabilities recorded on the Consolidated Balance Sheet as of December 31, 2019:

(Amounts in US$’s)	Operating Leases
Amounts due within twelve months of December 31,
2020	$557,200
2021	521,067
2022	431,146
2023	434,736
2024	389,917
Thereafter	177,735
Total minimum lease payments	2,511,801
Less: effect of discounting	(299,253)
Present value of future minimum lease payments	2,212,548
Less: current obligations under leases	(467,979)
Long-term lease obligations	$1,744,569